First Trust S and P REIT Index Fund Expense Example, No Redemption - First Trust S and P REIT Index Fund - First Trust S and P REIT Index Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 51
Expense Example, No Redemption, 3 Years	163
Expense Example, No Redemption, 5 Years	284
Expense Example, No Redemption, 10 Years	$ 640